TAXATION (Schedule of (Loss) Income from Continuing Operations Before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
TAXATION [Abstract]
Non - PRC	$ (12,590)	¥ (81,559)	¥ (17,561)	¥ (24,037)
PRC	11,779	76,305	193,207	168,306
Total	$ (811)	¥ (5,254)	¥ 175,646	¥ 144,269